Going Concern (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Going Concern [Line Items]
Cash	$ 10,794	$ 10,794	$ 161,506	$ 48,725	$ 105,034
Related Party [Member]
Going Concern [Line Items]
Amounts due from related parties	$ 1,006,805		650,157
Net positive effect to cash		390,000	600,000
Third Party [Member]
Going Concern [Line Items]
Amounts due from related parties		$ 800,000	$ 0.7